Accrued income tax – non-current (Details)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Accrued income tax - non-current	¥ 6,041,195	$ 928,515